UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21729

Name of Fund: BlackRock Global Opportunities Equity Trust (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Australia—1.0%
7,000	BHP Billiton Ltd. (ADR)	$262,780
332,400	Foster’s Group Ltd.	1,143,072
55,700	Sims Metal Management Ltd.	587,515

		1,993,367

	Belgium—0.6%
35,100	Belgacom S.A.	1,224,566

	Bermuda—0.8%
14,100	Allied World Assurance Co. Holdings Ltd.	531,570
52,300	Invesco Ltd.	616,617
12,800	RenaissanceRe Holdings Ltd.	572,032

		1,720,219

	Brazil—1.5%
14,800	Banco Bradesco S.A. (ADR)	132,460
81,644	BM&FBOVESPA S.A.	235,430
107,634	Cia Energetica de Minas Gerais (ADR)	1,462,746
50,400	Petroleo Brasileiro S.A. (ADR)	1,320,480

		3,151,116

	Canada—4.6%
92,400	Barrick Gold Corp.	3,464,076
250,000	Bombardier, Inc., Class B	774,720
34,000	Canadian National Railway Co.	1,190,000
32,900	EnCana Corp.	1,458,786
35,511	Husky Energy, Inc.	881,513
8,000	Potash Corp. of Saskatchewan	598,880
11,300	Research In Motion Ltd. (a)	626,020
13,000	Royal Bank of Canada	322,389

		9,316,384

	China—1.3%
2,250,100	China Construction Bank Corp., Class H	1,097,428
137,700	China Life Insurance Co. Ltd., Class H	362,423
2,635,100	Industrial & Commercial Bank of China	1,114,108

		2,573,959

	Finland—0.8%
40,598	Fortum Oyj	792,038
30,300	Wartsila Oyj, B Shares	810,798

		1,602,836

	France—3.6%
23,000	Alstom S.A.	1,105,019
17,200	AXA S.A.	270,879
25,100	Compagnie Generale des Etablissements Michelin, Class B	981,250
9,500	PPR	478,877
17,700	Sanofi-Aventis SA	995,501
6,700	Societe Generale	280,144
38,800	Total S.A.	1,933,569
1,400	Unibail-Rodamco (REIT)	187,688
41,300	Vivendi	1,063,910

		7,296,837

	Germany—3.0%
32,700	Adidas AG	1,131,447
8,300	Allianz SE	695,906
36,200	Fresenius Medical Care AG & Co. KGaA	1,619,755
26,500	K+S AG	1,252,168
21,900	Linde AG	1,460,168

		6,159,444

	Hong Kong—1.7%
380,100	ASM Pacific Technology Ltd.	1,157,780
65,200	China Mobile Ltd.	586,916
65,015	Esprit Holdings Ltd.	345,103
53,650	Hong Kong Exchanges & Clearing Ltd.	460,811
207,500	Industrial and Commercial Bank of China Asia Ltd.	192,743
729,000	New World Development Ltd.	691,022

		3,434,375

	Israel—1.3%
166,300	Partner Communications (ADR) (b)	2,569,335

Shares	Common Stocks	Value

	Italy—1.9%
424,746	AEM S.p.A.	$737,486
15,100	Assicurazioni Generali S.p.A.	314,152
55,000	Eni S.p.A.	1,163,314
340,300	Intesa Sanpaolo S.p.A.	763,095
534,000	Parmalat S.p.A.	860,253

		3,838,300

	Japan—3.8%
32,400	Canon, Inc.	884,065
206,300	ITOCHU Corp.	1,002,863
108,500	Konica Minolta Holdings, Inc.	844,941
120,000	Mizuho Financial Group, Inc.	297,032
8,000	Nintendo Co. Ltd.	2,480,119
76,700	Shizuoka Bank Ltd. (The)	799,706
131,800	Sumitomo Corp.	1,192,721
8,100	T&D Holdings, Inc.	261,816

		7,763,263

	Luxembourg—0.3%
31,400	ArcelorMittal	708,698

	Mexico—0.8%
57,900	Fomento Economico Mexicano SAB de CV (ADR)	1,629,885

	Netherlands—0.1%
3,900	Corio N.V. (REIT)	166,842

	Norway—1.4%
33,200	Fred Olsen Energy ASA	856,204
158,000	Orkla ASA	1,050,250
41,350	Yara International ASA	929,787

		2,836,241

	Philippines—0.7%
30,100	Philippine Long Distance Telephone Co. (ADR)	1,331,925

	Singapore—2.1%
183,000	Singapore Airlines Ltd.	1,337,434
827,520	Singapore Telecommunications Ltd.	1,436,380
179,296	United Overseas Bank Ltd.	1,391,369

		4,165,183

	South Korea—1.0%
15,800	Hyundai Motor Co.	533,279
2,700	Samsung Electronics Co. Ltd.	938,790
11,300	Samsung Securities Co. Ltd.	505,383

		1,977,452

	Spain—0.5%
29,600	Banco Bilbao Vizcaya Argentaria S.A.	276,016
81,200	Banco Santander S.A.	657,077

		933,093

	Sweden—0.2%
91,100	Nordea Bank AB	481,687

	Switzerland—4.3%
11,000	ACE Ltd.	480,260
11,200	Alcon, Inc.	959,168
10,100	Credit Suisse Group AG	257,767
7,200	Julius Baer Holding AG	213,519
65,500	Nestle S.A.	2,263,635
22,500	Novartis AG (ADR)	928,350
13,300	Roche Holding Ltd.	1,867,117
5,800	Syngenta AG	1,121,662
27,900	UBS AG (a)	349,874
2,100	Zurich Financial Services AG	378,655

		8,820,007

	Taiwan—0.6%
151,303	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,140,825

	United Kingdom—4.7%
26,400	AstraZeneca Plc	1,017,304
118,800	Catlin Group Ltd.	596,965
71,153	De La Rue Plc	960,930
55,100	HSBC Holdings Plc	427,506
68,700	Imperial Tobacco Group Plc	1,878,558

1	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	United Kingdom— (cont’d)
100,000	National Express Group Plc	$470,400
1,200	Rio Tinto Plc (ADR)	104,100
34,300	Standard Chartered Plc	433,403
84,600	Unilever Plc	1,855,823
94,800	Vodafone Group Plc (ADR)	1,762,332

		9,507,321

	United States—42.8%
10,600	Allstate Corp. (The)	229,702
72,000	Altera Corp.	1,107,360
130,300	Altria Group, Inc.	2,155,162
66,300	Amgen, Inc. (a)(b)	3,636,555
52,700	Analog Devices, Inc.	1,052,946
40,100	Aon Corp. (b)	1,485,705
9,700	Apple, Inc. (a)	874,261
7,400	AvalonBay Communities, Inc. (REIT)	383,394
20,000	Bank of America Corp.	131,600
44,400	Baxter International, Inc.	2,604,060
32,400	Becton Dickinson & Co.	2,354,508
9,200	Boston Properties, Inc. (REIT)	398,360
78,300	Bristol-Myers Squibb Co.	1,676,403
60,000	Broadcom Corp. (a)	951,000
32,200	Campbell Soup Co.	977,914
36,900	Charles Schwab Corp. (The)	501,471
22,900	Chevron Corp.	1,614,908
22,400	Cisco Systems, Inc. (a)	335,328
13,500	Colgate-Palmolive Co.	878,040
81,200	Comcast Corp., Class A	1,189,580
34,100	ConocoPhillips	1,620,773
13,300	CVS Caremark Corp.	357,504
19,000	Diamond Offshore Drilling, Inc. (b)	1,192,440
44,400	Dow Chemical Co. (The)	514,596
189,566	Eagle Bulk Shipping, Inc.	1,012,283
21,500	EOG Resources, Inc.	1,457,055
43,000	ExxonMobil Corp.	3,288,640
35,400	FPL Group, Inc.	1,824,870
23,000	Freeport-McMoRan Copper & Gold, Inc.	578,220
35,600	Genentech, Inc. (a)	2,892,144
59,000	General Electric Co.	715,670
19,800	Genzyme Corp. (a)	1,364,616
6,100	Goldman Sachs Group, Inc. (The)	492,453
3,900	Google, Inc., Class A (a)	1,320,267
17,300	Greenhill & Co., Inc. (c)	1,124,846
28,000	H.J. Heinz Co.	1,022,000
22,200	Halliburton Co.	382,950
29,000	Hewlett-Packard Co.	1,007,750
17,600	Hudson City Bancorp, Inc.	204,160
91,000	Intel Corp.	1,173,900
17,800	IntercontinentalExchange, Inc. (a)(b)	1,013,354
10,500	International Business Machines Corp.	962,325
24,369	J.M. Smucker Co. (The)	1,100,260
16,500	JPMorgan Chase & Co.	420,915
28,100	Kellogg Co.	1,227,689
49,400	KeyCorp	359,632
23,500	Kohl’s Corp. (a)	862,685
52,500	Linear Technology Corp.	1,229,550
35,400	Marshall & Ilsley Corp.	202,134
32,500	McDonald’s Corp.	1,885,650
28,000	Medco Health Solutions, Inc. (a)	1,258,040
39,500	Medtronic, Inc.	1,322,855
8,000	MetLife, Inc.	229,840
87,100	Microsoft Corp.	1,489,410
27,000	Molson Coors Brewing Co., Class B	1,087,290
21,100	Morgan Stanley	426,853
70,000	Motorola, Inc.	310,100
29,500	NASDAQ OMX Group, Inc. (The) (a)	643,690
34,000	Newmont Mining Corp.	1,352,520
41,500	Nike, Inc.	1,877,875
69,200	Occidental Petroleum Corp.	3,774,860
159,700	Pfizer, Inc.	2,328,426
15,500	Plum Creek Timber Co., Inc. (REIT)	476,935

Shares	Common Stocks	Value

	United States— (cont’d)
14,156	Procter & Gamble Co.	$771,502
26,200	Public Service Enterprise Group, Inc.	827,134
28,900	Qualcomm, Inc.	998,495
20,300	Reinsurance Group of America, Inc.	723,289
5,300	Simon Property Group, Inc. (REIT)	227,794
14,800	SunTrust Banks, Inc.	181,448
15,200	T. Rowe Price Group, Inc.	419,216
33,100	Target Corp.	1,032,720
8,300	Torchmark Corp.	249,000
8,800	U.S. Bancorp	130,592
31,900	Ultra Petroleum Corp. (a)	1,142,977
24,300	Wal-Mart Stores, Inc.	1,145,016
53,300	Walt Disney Co. (The)	1,102,244
19,000	Wells Fargo & Co.	359,100
23,300	Weyerhauser Co.	637,022
33,900	Wyeth	1,456,683
43,000	Yum! Brands, Inc.	1,230,660

		86,563,174

	Total Common Stocks—85.4%	172,906,334

	Exchange-Traded Funds

	United States—5.9%
144,700	SPDR Trust Series 1	11,985,501

	Total Long-Term Investments (Cost—$260,023,306)—91.3%	184,891,835

Shares/Beneficial Interest	Short-Term Securities

	Money Market Fund—7.0%
13,768,427	BlackRock Liquidity Funds, TempFund, 1.25%(d)(e)	13,768,427
385,000	BlackRock Liquidity Series, LLC, Money Market Series, 0.60%(d)(e)(f)	385,000

	Total Short-Term Securities (Cost—$14,153,427)—7.0%	14,153,427

Contracts	Options Purchased

	Exchange-Traded Call Option Purchased—0.0%
	Bank of America Corp., strike price $19, expires 02/23/09
80	(Cost—$480)	120

	Total Investments Before Outstanding Options Written
	(Cost—$274,177,213*)—98.3%	199,045,382

	Options Written

	Exchange-Traded Call Options Written—(0.8)%
(110)	ACE Ltd., strike price $50, expires 03/23/09	(15,675)
(60)	Alcon, Inc., strike price $90, expires 03/23/09	(19,800)
(30)	Allied World Assurance Co. Holdings Ltd., strike price $40, expires 02/23/09	(2,550)
(50)	Allied World Assurance Co. Holdings Ltd., strike price $45, expires 03/23/09	(2,625)
(106)	Allstate Corp. (The), strike price $32.50, expires 03/23/09	(1,590)
(200)	Altera Corp., strike price $17.50, expires 02/23/09	(2,500)
(220)	Altera Corp., strike price $17.50, expires 03/23/09	(7,700)
(260)	Altria Group, Inc., strike price $16, expires 02/23/09	(21,580)
(450)	Altria Group, Inc., strike price $17, expires 03/23/09	(24,075)

JANUARY 31, 2009	2

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(180)	Amgen, Inc., strike price $55, expires 02/23/09	$(27,810)
(165)	Amgen, Inc., strike price $60, expires 03/23/09	(14,933)
(200)	Amgen, Inc., strike price $62.50, expires 02/23/09	(1,600)
(290)	Analog Devices, Inc., strike price $22.50, expires 03/23/09	(15,950)
(25)	Apple, Inc., strike price $100, expires 02/23/09	(1,725)
(72)	Apple, Inc., strike price $100, expires 03/23/09	(17,604)
(170)	ArcelorMittal, strike price $32.50, expires 03/23/09	(5,525)
(20)	AvalonBay Communities, Inc. (REIT), strike price $60, expires 02/23/09	(2,550)
(20)	AvalonBay Communities, Inc. (REIT), strike price $65, expires 03/23/09	(3,300)
(80)	Bank of America Corp., strike price $22.50, expires 02/23/09	(160)
(400)	Barrick Gold Corp., strike price $40, expires 03/23/09	(108,000)
(75)	Baxter International, Inc., strike price $57.50, expires 02/23/09	(16,125)
(170)	Baxter International, Inc., strike price $62.50, expires 02/23/09	(3,400)
(200)	Becton Dickinson & Co., strike price $70, expires 02/23/09	(75,000)
(110)	Becton Dickinson & Co., strike price $75, expires 03/23/09	(22,000)
(25)	BHP Billiton Ltd. (ADR), strike price $42.50, expires 03/23/09	(3,938)
(13)	BHP Billiton Ltd. (ADR), strike price $50, expires 02/23/09	(130)
(430)	Bristol-Myers Squibb Co., strike price $25, expires 03/23/09	(7,955)
(82)	Broadcom Corp., strike price $19, expires 02/23/09	(615)
(250)	Broadcom Corp., strike price $21, expires 02/23/09	(1,250)
(322)	Campbell Soup Co., strike price $30, expires 03/23/09	(53,935)
(340)	Canadian National Railway Co., strike price $35, expires 03/23/09	(84,150)
(55)	Charles Schwab Corp. (The), strike price $25, expires 03/23/09	(275)
(200)	Chevron Corp., strike price $80, expires 02/23/09	(1,500)
(29)	Chevron Corp., strike price $80, expires 03/23/09	(2,102)
(300)	Cia Energetica de Minas Gerais (ADR), strike price $15, expires 03/23/09	(21,000)
(60)	Cisco Systems, Inc., strike price $19, expires 02/23/09	(150)
(60)	Cisco Systems, Inc., strike price $20, expires 04/20/09	(660)
(75)	Colgate-Palmolive Co., strike price $70, expires 02/23/09	(1,125)
(400)	Comcast Corp., Class A, strike price $17.50, expires 03/23/09	(16,000)
(80)	ConocoPhillips, strike price $60, expires 02/23/09	(240)
(80)	ConocoPhillips, strike price $60, expires 05/18/09	(7,280)
(11)	CVS Caremark Corp., strike price $30, expires 03/23/09	(605)
(75)	CVS Caremark Corp., strike price $32.50, expires 02/23/09	(562)
(25)	Diamond Offshore Drilling, Inc., strike price $105, expires 03/23/09	(250)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(85)	Diamond Offshore Drilling, Inc., strike price $70, expires 03/23/09	$(21,888)
(201)	Dow Chemical Co. (The), strike price $15, expires 02/23/09	(3,517)
(243)	Dow Chemical Co. (The), strike price $17.50, expires 02/23/09	(1,822)
(600)	Eagle Bulk Shipping, Inc., strike price $10, expires 02/23/09	(6,000)
(190)	Eagle Bulk Shipping, Inc., strike price $12.50, expires 03/23/09	(1,900)
(140)	EnCana Corp., strike price $50, expires 02/23/09	(9,800)
(40)	EnCana Corp., strike price $50, expires 03/23/09	(6,200)
(120)	EOG Resources, Inc., strike price $80, expires 02/23/09	(5,700)
(35)	ExxonMobil Corp., strike price $80, expires 02/23/09	(3,552)
(13)	ExxonMobil Corp., strike price $80, expires 03/23/09	(4,121)
(140)	ExxonMobil Corp., strike price $85, expires 02/23/09	(2,100)
(17)	ExxonMobil Corp., strike price $85, expires 03/23/09	(1,564)
(225)	ExxonMobil Corp., strike price $85, expires 04/20/09	(40,725)
(85)	Fomento Economico Mexicano SAB de CV (ADR), strike price $30, expires 03/23/09	(12,750)
(80)	Fomento Economico Mexicano SAB de CV (ADR), strike price $30, expires 04/20/09	(16,600)
(160)	Fomento Economico Mexicano SAB de CV (ADR), strike price $35, expires 02/23/09	(4,000)
(70)	Freeport McMoRan Copper & Gold, Inc., strike price $30, expires 02/23/09	(3,115)
(70)	Freeport McMoRan Copper & Gold, Inc., strike price $35, expires 03/23/09	(3,185)
(56)	Genentech, Inc., strike price $90, expires 02/23/09	(1,540)
(300)	Genentech, Inc., strike price $90, expires 03/23/09	(26,250)
(325)	General Electric Co., strike price $15, expires 03/23/09	(9,913)
(110)	Genzyme Corp., strike price $72.50, expires 02/23/09	(11,000)
(35)	Goldman Sachs Group, Inc. (The), strike price $90, expires 03/23/09	(19,425)
(10)	Google, Inc., Class A, strike price $350, expires 02/23/09	(7,800)
(10)	Google, Inc., Class A, strike price $350, expires 03/23/09	(15,750)
(100)	Greenhill & Co., Inc., strike price $70, expires 02/23/09	(15,750)
(60)	H.J. Heinz Co., strike price $40, expires 02/23/09	(750)
(100)	H.J. Heinz Co., strike price $40, expires 03/23/09	(4,750)
(120)	Halliburton Co., strike price $22.50, expires 04/20/09	(5,340)
(160)	Hewlett-Packard Co., strike price $37.50, expires 02/23/09	(10,000)
(200)	Husky Energy, Inc., strike price 36 CAD, expires 04/20/09	(9,378)
(280)	Intel Corp., strike price $16, expires 04/20/09	(7,980)
(20)	IntercontinentalExchange, Inc., strike price $60, expires 02/23/09	(7,200)

3	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written—(cont’d)
(50)	IntercontinentalExchange, Inc., strike price $70, expires 03/23/09	$(12,625)
(50)	IntercontinentalExchange, Inc., strike price $90, expires 02/23/09	(500)
(60)	International Business Machines Corp., strike price $95, expires 02/23/09	(8,400)
(150)	JPMorgan Chase & Co., strike price $35, expires 02/23/09	(2,025)
(280)	Kellogg Co., strike price $45, expires 03/23/09	(36,400)
(150)	KeyCorp, strike price $10, expires 03/23/09	(4,500)
(130)	Kohl’s Corp., strike price $40, expires 03/23/09	(24,050)
(210)	Linear Technology Corp., strike price $25, expires 02/23/09	(5,775)
(80)	Linear Technology Corp., strike price $25, expires 03/23/09	(6,000)
(200)	Marshall & Ilsley Corp., strike price $7.50, expires 03/23/09	(7,000)
(155)	McDonald’s Corp., strike price $62.50, expires 03/23/09	(10,850)
(160)	Medco Health Solutions, Inc., strike price $45, expires 03/23/09	(46,400)
(225)	Medtronic, Inc., strike price $35, expires 03/23/09	(25,875)
(50)	MetLife, Inc., strike price $30, expires 03/23/09	(20,000)
(225)	Microsoft Corp., strike price $21, expires 03/23/09	(1,912)
(186)	Microsoft Corp., strike price $21, expires 04/20/09	(4,557)
(460)	Microsoft Corp., strike price $22, expires 02/23/09	(690)
(150)	Molson Coors Brewing Co., Class B, strike price $50, expires 02/23/09	(750)
(120)	Morgan Stanley, strike price $21, expires 04/20/09	(42,000)
(385)	Motorola, Inc., strike price $5, expires 03/23/09	(8,855)
(165)	NASDAQ OMX Group, Inc. (The), strike price $27.50, expires 02/23/09	(1,650)
(120)	Newmont Mining Corp., strike price $40, expires 02/23/09	(29,460)
(70)	Newmont Mining Corp., strike price $45, expires 03/23/09	(12,705)
(75)	Newmont Mining Corp., strike price $50, expires 03/23/09	(6,225)
(135)	Occidental Petroleum Corp., strike price $60, expires 03/23/09	(27,338)
(170)	Occidental Petroleum Corp., strike price $65, expires 02/23/09	(2,550)
(70)	Occidental Petroleum Corp., strike price $70, expires 02/23/09	(350)
(135)	Occidental Petroleum Corp., strike price $75, expires 02/23/09	(675)
(500)	Partner Communications (ADR), strike price $20, expires 02/23/09	(7,500)
(130)	Petroleo Brasileiro SA (ADR), strike price $30, expires 02/23/09	(6,825)
(400)	Pfizer, Inc., strike price $17.50, expires 03/23/09	(2,200)
(85)	Plum Creek Timber Co., Inc. (REIT), strike price $40, expires 02/23/09	(1,062)
(20)	Potash Corp. of Saskatchewan, strike price $85, expires 03/23/09	(7,100)
(65)	Procter & Gamble Co., strike price $60, expires 04/20/09	(6,175)
(20)	Procter & Gamble Co., strike price $62.50, expires 03/23/09	(300)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written—(cont’d)
(150)	Public Service Enterprise Group, Inc., strike price $30, expires 02/23/09	$(31,875)
(175)	Qualcomm, Inc., strike price $42.50, expires 02/23/09	(350)
(115)	Reinsurance Group of America, Inc., strike price $40, expires 03/23/09	(15,238)
(70)	RenaissanceRe Holdings Ltd., strike price $55, expires 03/23/09	(2,100)
(60)	Research In Motion Ltd., strike price $60, expires 03/23/09	(17,760)
(66)	Roche Holding Ltd., strike price 190 CHF, expires 02/20/09	(626)
(70)	Royal Bank of Canada, strike price 36 CAD, expires 04/20/09	(3,368)
(25)	Simon Property Group, Inc. (REIT), strike price $55, expires 02/23/09	(625)
(300)	SPDR Trust Series 1, strike price $89, expires 03/23/09	(62,250)
(150)	SPDR Trust Series 1, strike price $89, expires 03/31/09	(35,700)
(150)	SPDR Trust Series 1, strike price $90, expires 02/23/09	(9,450)
(300)	SPDR Trust Series 1, strike price $91, expires 03/23/09	(43,800)
(80)	SunTrust Banks, Inc., strike price $17.50, expires 03/23/09	(3,600)
(42)	T. Rowe Price Group, Inc., strike price $35, expires 02/23/09	(840)
(42)	T. Rowe Price Group, Inc., strike price $35, expires 03/23/09	(2,625)
(800)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $7.50, expires 02/23/09	(30,000)
(150)	Target Corp., strike price $40, expires 04/20/09	(13,575)
(40)	Target Corp., strike price $42.50, expires 02/23/09	(120)
(38)	Torchmark Corp., strike price $45, expires 02/23/09	(760)
(45)	Torchmark Corp., strike price $50, expires 02/23/09	(675)
(50)	U.S. Bancorp, strike price $17.50, expires 03/23/09	(4,500)
(160)	Ultra Petroleum Corp., strike price $40, expires 03/23/09	(24,000)
(400)	Vodafone Group Plc (ADR), strike price $20, expires 03/23/09	(33,000)
(300)	Vodafone Group Plc (ADR), strike price $22.50, expires 04/20/09	(12,750)
(120)	Wal-Mart Stores, Inc., strike price $55, expires 02/23/09	(420)
(120)	Wal-Mart Stores, Inc., strike price $57.50, expires 03/23/09	(1,080)
(100)	Walt Disney Co. (The), strike price $25, expires 03/23/09	(2,500)
(200)	Walt Disney Co. (The), strike price $32.50, expires 04/20/09	(2,000)
(130)	Weyerhauser Co., strike price $35, expires 04/20/09	(9,100)
(185)	Wyeth, strike price $42.50, expires 03/23/09	(28,213)
(190)	Yum! Brands, Inc., strike price $32.50, expires 03/23/09	(10,450)
(50)	Yum! Brands, Inc., strike price $35, expires 04/20/09	(1,750)

	Total Exchange-Traded Call Options Written	(1,705,243)

JANUARY 31, 2009	4

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Put Options Written—(0.0)%
(180)	Amgen, Inc., strike price $50, expires 02/23/09	$(5,490)
(17)	IntercontinentalExchange, Inc., strike price $60, expires 02/23/09	(11,135)
(150)	International Business Machines Corp., strike price $75, expires 02/23/09	(3,375)
(2)	iShares MSCI EAFE Index Fund, strike price $37, expires 02/23/09	(200)
(250)	iShares MSCI EAFE Index Fund, strike price $38, expires 02/23/09	(32,500)

	Total Exchange-Traded Put Options Written	(52,700)

	Over-the-Counter Call Options Written—(0.6)%
(10,000)	Adidas AG, strike price 24.71 EUR, expires 03/31/09, broker UBS Securities LLC	(31,103)
(80)	Adidas AG, strike price 29 EUR, expires 02/20/09, broker Morgan Stanley & Co., Inc.	(4,913)
(106,000)	AEM SpA, strike price 1.40 EUR, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(8,563)
(4,500)	Allianz SE, strike price 78.61 EUR, expires 03/10/09, broker UBS Securities LLC	(7,910)
(6,800)	Alstom SA, strike price 42.82 EUR, expires 03/31/09, broker UBS Securities LLC	(13,159)
(5,800)	Alstom SA, strike price 46.03 EUR, expires 03/03/09, broker Bank of America	(2,469)
(22,000)	Aon Corp., strike price $45, expires 02/20/09, broker Citigroup Global Markets	(1,122)
(50,000)	ASM Pacific Technology Ltd., strike price 27.73 HKD, expires 02/25/09, broker JPMorgan Chase Securities	(6,051)
(140,000)	ASM Pacific Technology Ltd., strike price 27.81 HKD, expires 03/24/09, broker JPMorgan Chase Securities	(31,394)
(4,200)	Assicurazioni Generali SpA, strike price 17.59 EUR, expires 03/31/09, broker Citigroup Global Markets	(3,518)
(16,000)	AstraZeneca Plc, strike price 29.74 GBP, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(12,927)
(4,800)	AXA SA, strike price 14.95 EUR, expires 03/31/09, broker Citigroup Global Markets	(4,485)
(4,700)	AXA SA, strike price 19.51 EUR, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(4)
(22,000)	Banco Santander SA, strike price 5.98 EUR, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(25,769)
(22,400)	Banco Santander SA, strike price 7.77 EUR, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(777)
(20,000)	Barrick Gold Corp., strike price $40, expires 02/20/09, broker Citigroup Global Markets	(13,210)
(14,300)	Belgacom SA, strike price 27.56 EUR, expires 03/31/09, broker Goldman Sachs & Co.	(19,503)
(16,000)	Belgacom SA, strike price 27.99 EUR, expires 03/12/09, broker UBS Securities LLC	(15,182)
(5,000)	Boston Properties, Inc. (REIT), strike price $68.62, expires 02/17/09, broker Citigroup Global Markets	(9)
(11,000)	Cannon, Inc., strike price 3,207.42 JPY, expires 03/24/09, broker Morgan Stanley & Co., Inc.	(16,473)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (cont’d)
(32,500)	Catlin Group Ltd., strike price 4.38 GBP, expires 02/03/09, broker Morgan Stanley & Co., Inc.	$(1)
(38,000)	Catlin Group Ltd., strike price 4.45 GBP, expires 03/03/09, broker Goldman Sachs & Co.	(1,050)
(563,000)	China Construction Bank Corp., Class H, strike price 4.90 HKD, expires 02/25/09, broker Goldman Sachs & Co.	(6,089)
(69,000)	China Life Insurance Co. Ltd., Class H, strike price 26.52 HKD, expires 03/10/09, broker JPMorgan Chase Securities	(5,165)
(29,200)	China Mobile Ltd., strike price 77.01 HKD, expires 03/24/09, broker Jefferies Financial Securities	(17,554)
(36,000)	China Mobile Ltd., strike price 90.73 HKD, expires 02/25/09, broker Credit Suisse First Boston	(2,574)
(6,900)	Compagnie Generale des Etablissements Michelin, Class B, strike price 46.82 EUR, expires 02/10/09, broker Citigroup Global Markets	(5)
(8,000)	ConocoPhillips, strike price $60, expires 03/20/09, broker UBS Securities LLC	(1,163)
(2,000)	Corio NV (REIT), strike price 38.21 EUR, expires 03/31/09, broker UBS Securities LLC	(2,260)
(2,500)	Credit Suisse Group AG, strike price 31.88 CHF, expires 03/31/09, broker UBS Securities LLC	(5,615)
(3,100)	Credit Suisse Group AG, strike price 35.01 CHF, expires 03/31/09, broker Citigroup Global Markets	(4,083)
(71,153)	De La Rue Plc, strike Price 9.30 GBP, expires 02/04/09, broker UBS Securities LLC	(18,887)
(15,000)	Eni SpA, strike price 17.83 EUR, expires 03/31/09, broker Citigroup Global Markets	(6,841)
(15,000)	Eni SpA, strike price 19.74 EUR, expires 02/10/09, broker Bank of America	(23)
(22,000)	Esprit Holdings Ltd., strike price 47.50 HKD, expires 02/25/09, broker Goldman Sachs & Co.	(5,424)
(11,200)	Fortum Oyj, strike price 16.04 EUR, expires 03/31/09, broker UBS Securities LLC	(19,055)
(91,500)	Foster’s Group Ltd., strike price 5.57 AUD, expires 03/24/09, broker Citigroup Global Markets	(15,497)
(9,500)	FPL Group, Inc., strike price $52, expires 02/17/09, broker Citigroup Global Markets	(10,585)
(100)	FPL Group, Inc., strike price $52.50, expires 02/27/09, broker UBS Securities LLC	(13,284)
(6,800)	Fred Olsen Energy ASA, strike price 204.01 NOK, expires 03/31/09, broker Goldman Sachs & Co.	(12,755)
(11,500)	Fred Olsen Energy ASA, strike price 218.18 NOK, expires 02/10/09, broker Goldman Sachs & Co.	(1,770)
(50)	Fresenius Medical Care AG & Co. KGaA, strike price 36 EUR, expires 04/17/09, broker Morgan Stanley & Co., Inc.	(7,227)
(167)	Fresenius Medical Care AG & Co. KGaA, strike price 37 EUR, expires 03/20/09, broker UBS Securities LLC	(10,259)

5	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written—(cont’d)
(29,500)	Hong Kong Exchanges & Clearing Ltd., strike price 83.79 HKD, expires 02/25/09, broker Credit Suisse First Boston	$(4,330)
(30,300)	HSBC Holdings Plc, strike price 6.21 GBP, expires 03/31/09, broker UBS Securities LLC	(10,459)
(4,300)	Hyundai Motor Co., strike price 52,250.48 KRW, expires 02/25/09, broker Deutsche Bank Securities	(10,346)
(37,000)	Imperial Tobacco Group Plc, strike price 18.83 GBP, expires 03/12/09, broker Goldman Sachs & Co.	(47,534)
(31,700)	Imperial Tobacco Group Plc, strike price 19.87, expires 03/31/09, broker Goldman Sachs & Co.	(27,828)
(800,000)	Industrial & Commercial Bank of China, strike price 3.61 HKD, expires 03/24/09, broker Deutsche Bank Securities	(28,053)
(28,800)	Invesco Ltd., strike price $14, expires 02/27/09, broker Goldman Sachs & Co.	(4,671)
(63,000)	ITOCHU Corp., strike price 461.81 JPY, expires 02/25/09, broker Goldman Sachs & Co.	(24,421)
(50,000)	ITOCHU Corp., strike price 478.95 JPY, expires 03/24/09, broker Morgan Stanley & Co., Inc.	(26,131)
(13,400)	J.M. Smucker Co. (The), strike price $44.73, expires 03/20/09, broker UBS Securities LLC	(25,289)
(4,000)	Julius Baer Holding AG, strike price 43.10 CHF, expires 03/12/09, broker UBS Securities LLC	(2,130)
(145)	K+S AG, strike price 46 EUR, expires 02/20/09, broker Morgan Stanley & Co., Inc.	(2,151)
(32,500)	Konica Minolta Holdings, Inc., strike price 686.72 JPY, expires 03/24/09, broker Morgan Stanley & Co., Inc.	(40,282)
(12,000)	Linde AG, strike Price 63.78 EUR, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(140)
(33,000)	Mizuho Financial Group, Inc., strike price 286.88 JPY, expires 03/24/09, broker Morgan Stanley & Co., Inc.	(5,276)
(30,000)	National Express Group Plc, strike price 5.28 GBP, expires 02/10/09, broker UBS Securities LLC	—
(18,000)	Nestle SA, strike price 41.24 CHF, expires 03/31/09, broker Citigroup Global Markets	(20,206)
(240,000)	New World Development Ltd., strike price 8.68 HKD, expires 02/25/09, broker JPMorgan Chase Securities	(9,865)
(17,300)	Nike, Inc., strike price $60, expires 02/20/09, broker Deutsche Bank Securities	(19)
(1,000)	Nintendo Co. Ltd., strike price 34,111 JPY, expires 02/04/09, broker JPMorgan Chase Securities	(413)
(3,400)	Nintendo Co. Ltd., strike price 37,054.10 JPY, expires 02/25/09, broker Morgan Stanley & Co., Inc.	(13,696)
(50,100)	Nordea Bank AB, strike price 67.62 SEK, expires 02/20/09, broker Morgan Stanley & Co., Inc.	(186)
(12,500)	Novartis AG (ADR), strike price $47.54, expires 03/20/09, broker UBS Securities LLC	(1,560)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written—(cont’d)
(79,000)	Orkla ASA, strike price 48.41 NOK, expires 03/12/09, broker UBS Securities LLC	$(29,910)
(147,000)	Paramalat SpA, strike price 1.29 EUR, expires 03/31/09, broker UBS Securities LLC	(8,189)
(15,000)	Petroleo Brasileiro SA (ADR), strike price $28.50, expires 03/20/09, broker UBS Securities LLC	(24,930)
(50,000)	Pfizer, Inc., strike price $19.05, expires 02/20/09, broker Deutsche Bank Securities	(414)
(25)	Potash Corp. of Saskatchewan, strike price $92, expires 03/11/09, broker Jefferies & Co., Inc.	(3,899)
(2,600)	PPR, strike price 46.37 EUR, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(655)
(6,200)	Samsung Electronics Co. Ltd., strike price 65,953.16 KRW, expires 03/24/09, broker Goldman Sachs & Co.	(22,153)
(700)	Samsung Electronics Co. Ltd., strike price 519,805 KRW, expires 02/25/09, broker Deutsche Bank Securities	(9,321)
(9,000)	Sanofi-Aventis SA, strike price 47 EUR, expires 02/16/09, broker Citigroup Global Markets	(6,171)
(23,000)	Shizuoka Bank Ltd. (The), strike price 1,090.35 JPY, expires 03/10/09, broker Deutsche Bank Securities	(11,425)
(17,600)	Shizuoka Bank Ltd. (The), strike price 990.31 JPY, expires 02/05/09, broker Deutsche Bank Securities	(3,410)
(31,000)	Sims Metal Management Ltd., strike price 21.24 AUD, expires 03/24/09, broker Deutsche Bank Securities	(18,338)
(55,000)	Singapore Airlines Ltd., strike price 11.29 SGD, Expires 02/05/09, broker Deutsche Bank Securities	(7,333)
(45,000)	Singapore Airlines Ltd., strike price 11.88 SGD, expires 03/24/09, broker Credit Suisse First Boston	(15,953)
(397,000)	Singapore Telecommunications Ltd., strike price 2.61 SGD, expires 03/24/09, broker Credit Suisse First Boston	(63,334)
(80,000)	Singapore Telecommunications Ltd., strike price 2.80 SGD, expires 02/04/09, broker Deutsche Bank Securities	(1,342)
(3,700)	Societe Generale, strike price 37.08 EUR, expires 02/20/09, broker JPMorgan Chase Securities	(5,137)
(11,000)	Standard Chartered Plc, strike price 8.75 GBP, expires 03/31/09, broker UBS Securities LLC	(18,688)
(8,000)	Standard Chartered Plc, strike price 9.07 GBP, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(5,241)
(72,500)	Sumitomo Corp., First Section, strike price 882.53 JPY, expires 03/10/09, broker Goldman Sachs & Co.	(55,517)
(3,250)	Syngenta AG, strike price 235.41 CHF, expires 03/03/09, broker Morgan Stanley & Co., Inc.	(20,614)
(4,000)	T&D Holdings, Inc., strike price 3827.20 JPY, expires 03/10/09, broker Goldman Sachs & Co.	(5,354)
(19,400)	Total SA, strike price 44.13 EUR, expires 03/03/09, broker Citigroup Global Markets	(8,033)

JANUARY 31, 2009	6

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written—(cont’d)
(7,500)	UBS AG, strike price 17.14 CHF, expires 03/31/09, broker Citigroup Global Markets	$(5,111)
(24,000)	Unilever Plc, strike price 15.91 GBP, expires 02/04/09, broker Goldman Sachs & Co.	(1,295)
(23,000)	Unilever Plc, strike price 16.68 GBP, expires 02/10/09, broker UBS Securities LLC	(764)
(80,000)	United Overseas Bank Ltd., strike price 12.95 SGD, expires 03/24/09, broker Credit Suisse First Boston	(31,331)
(11,400)	Vivendi, strike price 23.95 EUR, expires 02/10/09, broker Citigroup Global Markets	(26)
(16,700)	Wartsila Oyj, B Shares, strike price 20.63 EUR, expires 02/10/09, broker UBS Securities LLC	(29,002)
(11,000)	Wells Fargo & Co., strike price $33, expires 02/27/09, broker Goldman Sachs & Co.	(100)
(22,000)	Yara International ASA, strike price 167.74 NOK, expires 03/27/09, broker JPMorgan Chase Securities	(35,656)
(600)	Zurich Financial Services AG, strike price 227.58 CHF, expires 03/31/09, broker UBS Securities LLC	(4,903)
(600)	Zurich Financial Services AG, strike price 272.89 CHF, expires 02/10/09, broker UBS Securities LLC	(4)

	Total Over-the-Counter Call Options Written	(1,144,246)

	Over-the-Counter Put Option Written—(0.2)%
(94,000)	iShares MSCI EAFE Index Fund, strike price $43.50, expires 02/06/09, broker Deutsche Bank Securities	(454,208)

	Total Options Written (Premiums Received $5,358,138)—(1.6)%	(3,356,397)

	Total Investments Net of Outstanding Options Written—96.7%	195,688,985
	Other Assets in Excess of Liabilities—3.3%	6,761,832

	Net Assets—100.0%	$202,450,817

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$275,153,557

Gross unrealized appreciation	$2,422,430
Gross unrealized depreciation	(78,530,605)

Net unrealized depreciation	$(76,108,175)

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Represents current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	13,768,427	$12,073
BlackRock Liquidity Series, LLC, Money Market Series	(745,500)	$2,804

(f)	Security purchased with the cash proceeds from securities loans.

•	Forward foreign exchange contracts as of January 31, 2009 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

USD	11,806	NOK	79,000	2/02/09	$399
USD	1,190,751	EUR	908,000	2/02/09	28,154
USD	15,731	GBP	11,000	2/02/09	(210)
USD	133,827	EUR	104,000	2/03/09	672
USD	113,823	GBP	79,000	2/03/09	(658)

Total					$28,357

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand
USD	—	U.S. Dollar

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$138,382,478	$120	$(1,757,943)
Level 2	60,662,784	29,225	(1,599,322)
Level 3	—	—	—

Total	$199,045,262	$29,345	$(3,357,265)

**	Other financial instruments are options and forward foreign exchange contracts.

7	JANUARY 31, 2009

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Opportunities Equity Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date: March 25, 2009